UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21458

                         MAN-GLENWOOD LEXINGTON TEI, LLC
               (Exact name of registrant as specified in charter)

                                    --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


     MAN-GLENWOOD LEXINGTON TEI,
     LLC

     CONSOLIDATED FINANCIAL STATEMENTS FOR THE
     SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004
     (UNAUDITED) AND REPORT OF REGISTERED PUBLIC
     ACCOUNTING FIRM

MAN-GLENWOOD LEXINGTON TEI, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       1

FINANCIAL STATEMENTS (Unaudited):

   Consolidated Statement of Assets and Liabilities                           2

   Consolidated Statement of Operations                                       3

   Consolidated Statements of Changes in Net Assets                           4

   Consolidated Statement of Cash Flows                                       5

   Notes to Consolidated Financial Statements                                6-9



Beginning on the fiscal quarter ended December 31, 2004, the Fund will file the complete schedule of portfolio holdings of the Man-Glenwood Lexington Associates Portfolio, LLC with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q will be available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling1-312-881-6500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Managers and
Members of Man-Glenwood Lexington TEI, LLC:

We have reviewed the accompanying consolidated statement of assets and liabilities of Man-Glenwood Lexington TEI, LLC (the "Company"), as of September 30, 2004, the related consolidated statements of operations, changes in net assets, and cash flows for the six-month period then ended, and the statement of changes in net assets for the period ended March 31, 2004. We conducted our review in accordance with STATEMENTS ON STANDARDS FOR ACCOUNTING AND REVIEW SERVICES issued by the American Institute of Certified Public Accountants. All information presented in these interim financial statements is the responsibility of the Company's management.

A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States of America, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

November 16, 2004

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------------------------------------------


ASSETS:
 Investment in the Man-Glenwood Lexington Associates Portfolio, LLC--
  at fair value (cost $15,180,277)                                                                                   $15,128,034
 Cash and cash equivalents                                                                                                50,210
 Fund investments made in advance                                                                                      5,075,776
 Other assets                                                                                                             79,152
                                                                                                                     -----------

      Total assets                                                                                                    20,333,172
                                                                                                                     -----------

LIABILITIES:
 Capital contributions received in advance                                                                             5,124,645
 Accrued professional fees payable                                                                                        35,089
 Administrative fee payable                                                                                               10,417
 Adviser fee payable                                                                                                       7,206
 Other liabilties                                                                                                         39,730
                                                                                                                     -----------

      Total liabilities                                                                                                5,217,087
                                                                                                                     -----------

NET ASSETS                                                                                                           $15,116,085
                                                                                                                     ===========

COMPONENTS OF NET ASSETS:
 Represented by:
 Capital transactions--net                                                                                           $15,198,812
 Accumulated net investment loss                                                                                         (96,734)
 Accumulated realized gain on investments                                                                                  4,517
 Accumulated net unrealized appreciation on investments                                                                    9,490
                                                                                                                     -----------

NET ASSETS                                                                                                           $15,116,085
                                                                                                                     ===========

NET ASSET VALUE PER UNIT
 (Net assets divided by 153,785.3460 units of beneficial interest)                                                   $     98.29
                                                                                                                     ===========


See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------------------------------


NET INVESTMENT LOSS ALLOCATED FROM MAN-GLENWOOD LEXINGTON
 ASSOCIATES PORTFOLIO, LLC:
 Interest                                                                                                 $       9
 Expenses                                                                                                   (66,259)
                                                                                                          ---------

NET INVESTMENT LOSS ALLOCATED FROM MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC                                                                                   (66,250)
                                                                                                          ---------

FUND INVESTMENT INCOME:
 Interest                                                                                                     2,646
                                                                                                          ---------

      Total fund investment income                                                                            2,646
                                                                                                          ---------

FUND EXPENSES:
 Professional fee                                                                                            76,618
 Directors fee                                                                                               19,571
 Investor Servicing fee                                                                                      16,565
 Registration fees                                                                                           12,792
 Administrator fee                                                                                           10,416
 Transfer Agency fee                                                                                          9,375
 Adviser fee                                                                                                  8,239
 Custody fee                                                                                                  1,900
 Other                                                                                                          116
                                                                                                          ---------

      Total fund expenses                                                                                   155,592

 Less: contractual expenses waiver                                                                         (122,462)
                                                                                                          ---------

      Net fund expenses                                                                                      33,130
                                                                                                          ---------

NET INVESTMENT LOSS                                                                                         (96,734)
                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
 MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC:
 Net realized gain on investments                                                                             4,517
 Net change in unrealized appreciation on investments                                                         9,490
                                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
 MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC                                                            14,007
                                                                                                          ---------

DECREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                                                         $ (82,727)
                                                                                                          =========


See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 AND THE
YEAR ENDED MARCH 31, 2004
-------------------------------------------------------------------------------------------------------------------------------

                                                                                SIX-MONTH                      YEAR
                                                                               PERIOD ENDED                    ENDED
                                                                            SEPTEMBER 30, 2004            MARCH 31, 2004


DECREASE IN NET ASSETS
 FROM INVESTMENT ACTIVITIES:
 Net investment loss                                                            $   (96,734)                  $     --
 Net realized gain on investments                                                     4,517                         --
 Net change in unrealized appreciation on investments                                 9,490                         --
                                                                                -----------                   --------

      Net decrease in net assets from
       investment activities                                                        (82,727)                        --
                                                                                -----------                   --------

CAPITAL TRANSACTIONS:
 Capital contributions                                                           15,098,812                    100,000
 Capital withdrawals                                                                     --                         --
                                                                                -----------                   --------

NET CAPITAL TRANSACTIONS                                                         15,098,812                    100,000
                                                                                -----------                   --------

NET ASSETS--Beginning of period                                                     100,000                         --
                                                                                -----------                   --------

NET ASSETS--End of period                                                       $15,116,085                   $100,000
                                                                                ===========                   ========


See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES:
 Decrease in net assets from investment activities                                                            $    (82,727)
 Adjustments to reconcile net decrease in net assets
  from investment activities to net cash used in operating activities:
  Net purchases of investments in Man-Glenwood Lexington Associates
   Portfolio, LLC                                                                                              (15,180,277)
  Depreciation of investment in Man-Glenwood Lexington Associates
   Portfolio, LLC                                                                                                   52,243
  Increase in fund investments made in advance                                                                  (5,075,776)
  Increase in other assets                                                                                         (79,152)
  Increase in adviser fee payable                                                                                    7,206
  Increase in administrative fee payable                                                                            10,417
  Increase in accrued professional fees                                                                             35,089
  Increase in other liabilities                                                                                     39,730
                                                                                                              ------------

      Net cash used in operating activities                                                                    (20,273,247)
                                                                                                              ------------

FINANCING ACTIVITIES:
  Capital contributions                                                                                         15,098,812
  Capital withdrawals                                                                                                   --
  Increase in capital received in advance                                                                        5,124,645
                                                                                                              ------------

      Net cash provided by financing activities                                                                 20,223,457
                                                                                                              ------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                                                          (49,790)

CASH AND CASH EQUIVALENTS--Beginning of period                                                                     100,000
                                                                                                              ------------

CASH AND CASH EQUIVALENTS--End of period                                                                      $     50,210
                                                                                                              ============

See notes to consolidated financial statements.

MAN-GLENWOOD LEXINGTON TEI, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


1.    ORGANIZATION

      Man-Glenwood Lexington TEI, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company, designed for investment by tax-exempt and tax-deferred investors. The Company was formed on October 22, 2003 with operations commencing on May 1, 2004.

      The Company's investment objectives are to preserve capital, regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth and produce returns which have a low correlation with major market indices. The Company will attempt to achieve its objectives by investing all or substantially all of its investable assets through an investment in Man-Glenwood Lexington TEI, LDC ("TEI LDC"), a limited duration company organized under the laws of the Cayman Islands that has the same investment objectives as the Company. TEI LDC was formed on January 30, 2004. As the Company controls substantially all of the operations of TEI LDC, TEI LDC is consolidated into the financial statements of the Company. TEI LDC in turn invests substantially all of its investable assets in Man-Glenwood Lexington Associates Portfolio, LLC (the "Portfolio Company"), a separate closed-end, non-diversified management investment company registered under the 1940 act with the same investment objectives as the Company. The Portfolio Company attempts to achieve these objectives by utilizing a multistrategy, multimanager approach which allocates investor capital among hedge funds and other pooled investment vehicles such as limited partnerships, with a range of investment strategies, managed by independent investment managers. The Portfolio Company believes there are benefits to be derived from exposure to a broad range of hedge funds and investment strategies and that the fund of funds approach maximizes the potential for stable, positive returns over a full economic cycle. As of September 30, 2004, TEI LDC owned 13.99% of the Portfolio Company. The financial statements of the Portfolio Company are attached.

      Glenwood Capital Investments, L.L.C. (the "Adviser") serves as the Company's administrative services provider. The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

      The Adviser also advises the Portfolio Company and other funds that also invest in the Portfolio Company. Man Investment Inc. ("MII"), an affiliate of the Adviser, will act as the Company's investor servicing agent and general distributor.

      The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

      The Board approved a Services Agreement with the Adviser, an Investor Servicing Agreement with MII, an Administrative and Escrow Agreement with SEI Investments Global Funds Services, a Custodian Agreement with SEI Private Trust Company, and a General Distributor's Agreement with MII.

      The Company is treated as a partnership for federal income tax purposes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss, and items of ordinary income or loss. The Company does not presently intend to make periodic distributions of its net income or gains, if any, to its members.

2.    SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

      INVESTMENTS--The Company values its investments in the Portfolio Company at the Company's pro rata interest in the net assets of that entity. Investments held by the Portfolio Company are limited partnerships and other pooled vehicles (collectively, the "investment funds") and are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the six-month period ended September 30, 2004, no dividends or distributions were declared or paid by the Portfolio Company's investments.

      Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

      The Portfolio Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Portfolio Company's investment, as well as incentive fees and allocations based upon profits earned by the Portfolio Company. These fees are deducted directly from the Portfolio Company's investment fund balance in accordance with a governing agreement. During the six-month period ended September 30, 2004, fees for these services ranged from 0% to 3.0% annually for management fees and 15% to 50% for incentive fees and allocations.

      The Portfolio Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

      CASH AND CASH EQUIVALENTS--Cash and cash equivalents represent cash in banks and overnight investments.

      FUND EXPENSES--The Portfolio Company pays the Adviser a management fee for the provision of investment advisory services computed at the annual rate of 1.75% on the outstanding net asset value determined as of the end of each month (before the redemption of any interests) and payable quarterly. The Company also pays the Adviser an administrative services fee for the provision of administrative services computed at the annual rate of 0.25% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly. The Company pays MII an investor servicing fee for the provision of investor services computed at the annual rate of 0.50% based on the outstanding net asset value determined as of the end of each month (before any redemption of interests) and payable quarterly.

      The Adviser is contractually obligated to reimburse expenses in excess of 3.00% of the aggregate net assets of the Company through December 31, 2005.

      The Adviser has agreed to assume all organizational costs of the Company, which are estimated at $250,000. Additionally, the Adviser has agreed to bear all organizational costs relating to TEI LDC.

      INVESTMENT INCOME--Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

      TAXES--The Company is not a taxable entity for federal, state or local income tax purposes. Such taxes are liabilities of the individual members and the amounts thereof will vary depending on the individual situation of each member. Accordingly, there is no provision for income taxes in the accompanying financial statements.

      The Company may be subject to withholding taxes or other tax obligations as a result of its investment in TEI LDC and any distributions to investors will be reduced by the amount of those taxes.

3.    CAPITAL STRUCTURE


      The Company accepts initial and additional subscriptions as of the first business day of each calendar month. It is expected that beginning January 1, 2006, subscriptions will be offered on a quarterly basis. The Company reserves the right to reject or suspend any subscription at any time. Members of the Company will not have the right to require the Company to redeem their investments.

      There is no public market for units, and none is expected to develop. With very limited exceptions, units are not transferable and liquidity will be provided only through limited repurchase offers.

      The Company from time to time may offer to repurchase outstanding units based on the Company's net asset value pursuant to written tenders by Members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion and generally will be offers to repurchase a specified dollar amount of outstanding units. The Company has offered to repurchase units as of June 30, 2004 and September 30, 2004.

      The Company's assets consist primarily of its interest in TEI LDC, which in turn invests substantially all of its assets in the Portfolio Company. Therefore, in order to finance the repurchase of units from Members, the Company may need to liquidate all or a portion of its interest in TEI LDC, which in turn liquidates a portion of its interest in the Portfolio Company. The Company will not conduct a repurchase offer for units unless the Portfolio Company simultaneously conducts a repurchase offer for Portfolio Company interests.

      The Company expects to pay 100% of the value of units repurchased approximately one month after the net asset value is determined for those Members who have requested the repurchase of a partial number of units. For those Members who have requested a repurchase of all of their units, approximately 95% of the value of the units repurchased is expected to be paid approximately one month after the net asset value is determined. The balance due will be determined and paid after completion of the Company's annual audit.

4.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                     SIX-MONTH
                                                                                   PERIOD ENDED               YEAR ENDED
                                                                                SEPTEMBER 30, 2004          MARCH 31, 2004

        Net asset value--beginning of period                                       $    100.00                 $ 100.00
        Net investment loss                                                              (1.44)                      --
        Realized and unrealized loss on investments                                      (0.27)                      --
                                                                                   -----------                 --------

        Total from operations                                                            (1.71)                      --
                                                                                   -----------                 --------

        Net asset value--end of period                                             $     98.29                 $ 100.00
                                                                                   ===========                 ========

        Net assets--end of period                                                  $15,116,085                 $100,000
        Ratio of net investment loss to average net assets                               (2.91)%(3)                  --
        Ratio of expenses to average net assets                                           3.00 %(2)(3)               --
        Total return                                                                     (1.71)%(1)                  --
        Portfolio Turnover                                                                5.89 %(1)(4)               --

        (1) Not annualized
        (2) Ratio of expenses does not include management fees and incentive fees earned by the Adviser of the underlying investment funds of the Portfolio Company.
        (3) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (6.83)% and 6.92%, respectively.
        (4) Represents the Portfolio Turnover of the Man-Glenwood Lexington Associates Portfolio, LLC.


                                                                ******

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Registrant invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (CIK 0001215043, Investment Company Act file number 811-21285, the "Portfolio Company"). The Portfolio Company has included a schedule of its investments as of September 30, 2004, in its filing on Form N-CSR made with the Securities and Exchange Commission on December 6, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to section 12 of the Securities Exchange Act of 1934, as amended.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                MAN-GLENWOOD LEXINGTON TEI, LLC


                                             By:     /s/ John B. Rowsell
                                                     -------------------
                                                     John B. Rowsell
                                                     Principal Executive Officer

                                             Date:   November 30, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                             By:     /s/ John B. Rowsell
                                                     -------------------
                                                     John B. Rowsell
                                                     Principal Executive Officer

                                             Date:   November 30, 2004



                                             By:     /s/ Alicia Derrah
                                                     -----------------
                                                     Alicia Derrah
                                                     Principal Financial Officer

                                             Date:   November 30, 2004

                                  EXHIBIT INDEX

12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

12(b) Officer Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended